As filed with the Securities and Exchange Commission on December 28, 2016

Securities Act File No. 333-148826
Investment Company Act File No. 811-22175

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 Pre-Effective Amendment No. Post Effective Amendment No. 283 and/or	x o x

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		x
Amendment No. 284	x

(Check appropriate box or boxes)

ALPS ETF TRUST
(Exact Name of Registrant as Specified in its Charter)

1290 Broadway
Suite 1100
Denver, Colorado 80203
(Address of Principal Executive Offices)

(303) 623-2577
Registrant’s Telephone Number

Abigail Murray, Esq.
ALPS Fund Services, Inc.
1290 Broadway
Suite 1100
Denver, Colorado 80203
(Name and Address of Agent for Service)

Copy to:
Stuart M. Strauss, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

It is proposed that this filing will become effective:

o	Immediately upon filing pursuant to paragraph (b)

x	On January 6, 2017 pursuant to paragraph (b)
o	60 days after filing pursuant to paragraph (a)(1)
o	75 days after filing pursuant to paragraph (a)(2)
o	On (date) pursuant to paragraph (a)(1)
o	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

x	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 282 to its Registration Statement until January 6, 2017. Parts A, B and C of Registrant’s Post-Effective Amendment No. 282 under the Securities Act of 1933 and Amendment No. 283 under the Investment Company Act of 1940, filed on October 14, 2016, are incorporated by reference herein.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 283 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on the 28th day of December, 2016.

                                          ALPS ETF TRUST

                                                   By: /s/ Thomas A. Carter
                                                     Thomas A. Carter
                                        President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Mary K. Anstine	Trustee	December 28, 2016
Mary K. Anstine*

/s/ Jeremy W. Deems	Trustee	December 28, 2016
Jeremy W. Deems*

/s/ Rick A. Pederson	Trustee	December 28, 2016
Rick A. Pederson*

/s/ Thomas A. Carter	Trustee and President	December 28, 2016
Thomas A. Carter

/s/ Patrick D. Buchanan	Treasurer	December 28, 2016
Patrick D. Buchanan

*Signature affixed by Abigail Murray pursuant to a power of attorney dated June 8, 2015.